LORD ABBETT SECURITIES TRUST
Lord Abbett Micro Cap Growth Fund

Supplement dated January 31, 2025 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated

March 1, 2024, as supplemented

The following changes are effective March 1, 2025:

The following table replaces the table in the subsection under “Micro Cap Growth Fund—Management—Portfolio Managers” on page 9 of the summary prospectus and on page 121 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2006
Matthew R. DeCicco, Partner and Director of Equities	2015
Vernon T. Bice, Portfolio Manager	2019

The following paragraph replaces the corresponding paragraph under “Management and Organization of the Funds” on page 215 of the statutory prospectus:

Micro Cap Growth Fund. F. Thomas O’Halloran, Partner and Portfolio Manager, heads the Fund’s team. Mr. O’Halloran joined Lord Abbett in 2001. Additional members of the Fund’s team are Matthew R. DeCicco, Partner and Director of Equities, and Vernon T. Bice, Portfolio Manager. Messrs. DeCicco, and Bice joined Lord Abbett in 1999 and 2011, respectively. Messrs. O’Halloran, DeCicco, and Bice are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Micro Cap Growth Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-2 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Micro Cap Growth Fund
F. Thomas O’Halloran	6	7,398.03	1	149.47	13	588.33
Matthew R. DeCicco	8	7,936.87	1	149.57	0	0
Vernon T. Bice	7	7,398.03	1	149.57	0	0

The following rows replace the applicable rows of the corresponding table under the heading “Micro Cap Growth Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-4 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Micro Cap Growth Fund
F. Thomas O’Halloran	Over $1,000,000
Matthew R. DeCicco	$100,001-$500,000
Vernon T. Bice	$100,001-$500,000

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.